UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2010


Check here if Amendment []		Amendment Number:
	This Amendment (Check only one):	[] is a restatement.
						[] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:				Gyrus Investment Management Inc.
				300-181 University Ave
				Toronto, Ontario M5H 3M7

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Jim Schetakis
Title:		Compliance Officer
Phone:		(416) 862-2020

Signature, place, and Date of Signing:

	"Jim Schetakis"		Toronto, ON Canada	December 31, 2010
	[Signature]		[City, State]			[Date]

Report Type	(Check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.
[ ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:	NONE


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:				None

Form 13F Information Table Entry Total:		7,767,901

Form 13F Information Table Value Total:		$278,641,308



List of Other Included Managers:

	NONE


FORM 13F

















                     (SEC USE ONLY)

Name of Reporting Manager: Gyrus Investment Management Inc.


















Item 1
Item 2
Item 3
Item 4
Item 5
Item 6


Item 7
Item 8


Name of Issuer



Shares of
Investment Discretion

Mgrs
Voting Authority (Shares)

Title of
Cusip
Fair Market
Principal
A) Sole
B) Shared -
C) Shared
See
A) Sole
B) Shared
C) None

Class
Number
Value $
Amount

As
Defined
Other
Instr. V









in Instr.V





3M Company
COM
88579Y101
2,784,124
32,261
32,261
N/A
N/A

N/A
32,261
N/A
Abbott Labs
COM
002824100
1,024,076
21,375
21,375
N/A
N/A

N/A
21,375
N/A
Adobe Systems Inc.
COM
00724F101
1,982,663
64,414
64,414
N/A
N/A

N/A
64,414
N/A
Alcoa Inc.
COM
013817101
1,956,115
127,103
127,103
N/A
N/A

N/A
127,103
N/A
Alexion Pharmaceuticals Inc
COM
015351109
952,504
11,825
11,825
N/A
N/A

N/A
11,825
N/A
Allergan Inc.
COM
018490102
1,720,664
25,057
25,057
N/A
N/A

N/A
25,057
N/A
Altria Group Inc.
COM
02209S103
3,703,365
150,421
150,421
N/A
N/A

N/A
150,421
N/A
American Express Co.
COM
025816109
3,046,032
70,970
70,970
N/A
N/A

N/A
70,970
N/A
Amgen Inc.
COM
031162100
2,701,300
49,204
49,204
N/A
N/A

N/A
49,204
N/A
Apache Corp.
COM
037411105
2,100,356
17,616
17,616
N/A
N/A

N/A
17,616
N/A
Apple Computer Inc.
COM
037833100
8,064,323
25,001
25,001
N/A
N/A

N/A
25,001
N/A
AT&T Inc.
COM
00206R102
5,449,402
185,480
185,480
N/A
N/A

N/A
185,480
N/A
Automatic Data Processing
COM
053015103
1,200,966
25,950
25,950
N/A
N/A

N/A
25,950
N/A
Baker Hughes Inc.
COM
057224107
2,732,612
47,798
47,798
N/A
N/A

N/A
47,798
N/A
Bank of America Corp.
COM
060505104
4,266,799
319,850
319,850
N/A
N/A

N/A
319,850
N/A
Blackrock Inc
COM
09247X101
3,268,447
17,150
17,150
N/A
N/A

N/A
17,150
N/A
Bristol-Myers Squibb
COM
110122108
3,301,076
124,663
124,663
N/A
N/A

N/A
124,663
N/A
Brocade Communications
Systems
COM NEW
111621306
828,372
156,592
156,592
N/A
N/A

N/A
156,592
N/A
Caterpillar Inc.
COM
149123101
2,264,699
24,180
24,180
N/A
N/A

N/A
24,180
N/A
Century Tel Enterprises Inc.
COM
156700106
2,165,373
46,900
46,900
N/A
N/A

N/A
46,900
N/A
Cerner Corp
COM
156782104
270,009
2,850
2,850
N/A
N/A

N/A
2,850
N/A
ChevronTexaco Corp.
COM
166764100
5,689,164
62,347
62,347
N/A
N/A

N/A
62,347
N/A
Cisco Systems
COM
17275R102
3,781,048
186,903
186,903
N/A
N/A

N/A
186,903
N/A
Citigroup Inc.
COM
172967101
4,393,106
928,775
928,775
N/A
N/A

N/A
928,775
N/A
Citrix Systems
COM
177376100
1,596,689
23,340
23,340
N/A
N/A

N/A
23,340
N/A
Coca Cola Co.
COM
191216100
4,908,810
74,636
74,636
N/A
N/A

N/A
74,636
N/A
Colgate Palmolive Co.
COM
194162103
1,988,836
24,746
24,746
N/A
N/A

N/A
24,746
N/A
ConocoPhillips
COM
20825C104
3,083,023
45,272
45,272
N/A
N/A

N/A
45,272
N/A
Costamare Inc
SHS
Y1771G102
674,993
46,680
46,680
N/A
N/A

N/A
46,680
N/A
D R Horton Inc
COM
23331A109
1,472,723
123,447
123,447
N/A
N/A

N/A
123,447
N/A
Deere & Co.
COM
244199105
2,731,431
32,889
32,889
N/A
N/A

N/A
32,889
N/A
Dominion Resources Inc.
COM
25746U109
1,824,699
42,713
42,713
N/A
N/A

N/A
42,713
N/A
Du Pont (EI) De Nemours
COM
263534109
3,375,030
67,663
67,663
N/A
N/A

N/A
67,663
N/A
Edison International
COM
281020107
1,684,388
43,637
43,637
N/A
N/A

N/A
43,637
N/A
EMC Corp.
COM
268648102
2,018,406
88,140
88,140
N/A
N/A

N/A
88,140
N/A
Exxon Mobil Corp.
COM
30231G102
9,009,554
123,216
123,216
N/A
N/A

N/A
123,216
N/A
Ford Motor Co.
COM PAR $0.01
345370860
2,979,805
177,475
177,475
N/A
N/A

N/A
177,475
N/A
Freeport-Mcmoran Copper &
Gold
COM
35671D857
3,367,083
28,038
28,038
N/A
N/A

N/A
28,038
N/A
General Dynamics
COM
369550108
1,771,516
24,965
24,965
N/A
N/A

N/A
24,965
N/A
General Electric
COM
369604103
6,432,319
351,685
351,685
N/A
N/A

N/A
351,685
N/A
Genzyme General
COM
372917104
1,290,571
18,126
18,126
N/A
N/A

N/A
18,126
N/A
Gilead Sciences Inc.
COM
375558103
1,986,858
54,825
54,825
N/A
N/A

N/A
54,825
N/A
Goldman Sachs Group Inc.
COM
38141G104
3,081,532
18,325
18,325
N/A
N/A

N/A
18,325
N/A
Google Inc.
CL A
38259P508
4,187,489
7,050
7,050
N/A
N/A

N/A
7,050
N/A
Halliburton Co.
COM
406216101
3,013,417
73,804
73,804
N/A
N/A

N/A
73,804
N/A
Heinz (H.J.) Co.
COM
423074103
2,899,593
58,625
58,625
N/A
N/A

N/A
58,625
N/A
Hewlett-Packard
COM
428236103
3,967,799
94,247
94,247
N/A
N/A

N/A
94,247
N/A
Home Depot
COM
437076102
2,715,993
77,467
77,467
N/A
N/A

N/A
77,467
N/A
Honeywell International
COM
438516106
3,466,032
65,200
65,200
N/A
N/A

N/A
65,200
N/A
Intel Corp.
COM
458140100
4,765,083
226,585
226,585
N/A
N/A

N/A
226,585
N/A
International Business Machines
COM
459200101
3,509,325
23,912
23,912
N/A
N/A

N/A
23,912
N/A
J C Penney Co.
COM
708160106
1,993,527
61,700
61,700
N/A
N/A

N/A
61,700
N/A
Johnson & Johnson
COM
478160104
5,982,812
96,731
96,731
N/A
N/A

N/A
96,731
N/A
JP Morgan Chase & Company
COM
46625H100
5,506,243
129,803
129,803
N/A
N/A

N/A
129,803
N/A
Kellogg Company
COM
487836108
1,493,732
29,243
29,243
N/A
N/A

N/A
29,243
N/A
Kohls Corp.
COM
500255104
1,986,127
36,550
36,550
N/A
N/A

N/A
36,550
N/A
Lockheed Martin Inc.
COM
539830109
2,334,644
33,395
33,395
N/A
N/A

N/A
33,395
N/A
Lowe's Companies
COM
548661107
820,743
32,725
32,725
N/A
N/A

N/A
32,725
N/A
McDonald's Corp.
COM
580135101
4,340,164
56,542
56,542
N/A
N/A

N/A
56,542
N/A
Medco Health Solutions Inc.
COM
58405U102
1,418,401
23,150
23,150
N/A
N/A

N/A
23,150
N/A
Medtronic Inc.
COM
585055106
2,570,893
69,315
69,315
N/A
N/A

N/A
69,315
N/A
MetLife Inc.
COM
59156R108
3,555,200
80,000
80,000
N/A
N/A

N/A
80,000
N/A
Microsoft Corp.
COM
594918104
7,657,750
274,373
274,373
N/A
N/A

N/A
274,373
N/A
Morgan Stanley
COM NEW
617446448
2,194,459
80,649
80,649
N/A
N/A

N/A
80,649
N/A
Murphy Oil Corp
COM
626717102
1,120,114
15,025
15,025
N/A
N/A

N/A
15,025
N/A
NextEra Energy Inc.
COM
65339F101
692,767
13,325
13,325
N/A
N/A

N/A
13,325
N/A
Nike Inc.
CL B
654106103
890,504
10,425
10,425
N/A
N/A

N/A
10,425
N/A
Occidental Petroluem Corp.
COM
674599105
1,020,240
10,400
10,400
N/A
N/A

N/A
10,400
N/A
Oracle Corp.
COM
68389X105
4,566,983
145,910
145,910
N/A
N/A

N/A
145,910
N/A
PepsiCo Inc.
COM
713448108
4,021,715
61,560
61,560
N/A
N/A

N/A
61,560
N/A
Pfizer Inc.
COM
717081103
4,504,255
257,239
257,239
N/A
N/A

N/A
257,239
N/A
PG&E Corp.
COM
69331C108
1,591,493
33,267
33,267
N/A
N/A

N/A
33,267
N/A
Praxair Inc.
COM
74005P104
596,688
6,250
6,250
N/A
N/A

N/A
6,250
N/A
Procter & Gamble
COM
742718109
6,179,540
96,060
96,060
N/A
N/A

N/A
96,060
N/A
Prudential Financial Inc.
COM
744320102
3,222,944
54,896
54,896
N/A
N/A

N/A
54,896
N/A
Public Service Enterprise Group
COM
744573106
648,129
20,375
20,375
N/A
N/A

N/A
20,375
N/A
Qualcomm Inc.
COM
747525103
4,541,945
91,775
91,775
N/A
N/A

N/A
91,775
N/A
Schlumberger Ltd.
COM
806857108
3,687,193
44,158
44,158
N/A
N/A

N/A
44,158
N/A
Schwab (Charles) Corp.
COM
808513105
946,183
55,300
55,300
N/A
N/A

N/A
55,300
N/A
Southern Co.
COM
842587107
2,013,651
52,672
52,672
N/A
N/A

N/A
52,672
N/A
Starbucks Corp.
COM
855244109
1,676,543
52,180
52,180
N/A
N/A

N/A
52,180
N/A
State Street Corp.
COM
857477103
1,924,269
41,525
41,525
N/A
N/A

N/A
41,525
N/A
Target Corp.
COM
87612E106
3,570,038
59,372
59,372
N/A
N/A

N/A
59,372
N/A
The Travelers Companies Inc.
COM
89417E109
997,209
17,900
17,900
N/A
N/A

N/A
17,900
N/A
Time Warner Cable Inc
COM
88732J207
1,588,022
24,050
24,050
N/A
N/A

N/A
24,050
N/A
United Health Group Inc.
COM
91324P102
2,363,400
65,450
65,450
N/A
N/A

N/A
65,450
N/A
United Parcel Service Class B
CL B
911312106
3,971,941
54,725
54,725
N/A
N/A

N/A
54,725
N/A
United Technologies Corp.
COM
913017109
3,892,232
49,444
49,444
N/A
N/A

N/A
49,444
N/A
Unum Group
COM
91529Y106
1,138,195
46,994
46,994
N/A
N/A

N/A
46,994
N/A
US Bancorp Inc.
COM NEW
902973304
2,378,349
88,185
88,185
N/A
N/A

N/A
88,185
N/A
Valero Energy
COM
91913Y100
1,154,104
49,918
49,918
N/A
N/A

N/A
49,918
N/A
Verizon Communications
COM
92343V104
2,076,457
58,034
58,034
N/A
N/A

N/A
58,034
N/A
Vertex Pharmaceuticals Inc
COM
92532F100
805,970
23,008
23,008
N/A
N/A

N/A
23,008
N/A
Viacom Inc. Class B
CL B
92553P201
1,897,636
47,908
47,908
N/A
N/A

N/A
47,908
N/A
Walgreen Co.
COM
931422109
1,037,310
26,625
26,625
N/A
N/A

N/A
26,625
N/A
Wal-Mart Stores
COM
931142103
3,244,051
60,153
60,153
N/A
N/A

N/A
60,153
N/A
Walt Disney Co.
COM DISNEY
254687106
3,344,804
89,171
89,171
N/A
N/A

N/A
89,171
N/A
Wells Fargo & Company
COM
949746101
4,888,765
157,753
157,753
N/A
N/A

N/A
157,753
N/A
Zimmer Holdings Inc.
COM
98956P102
1,143,384
21,300
21,300
N/A
N/A

N/A
21,300
N/A



278,641,308
7,767,901
7,767,901




7,767,901